Supplemental Financial Information - Schedule of Other Non Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Fair value of contingent consideration, net of current portion	$ 11,200	$ 13,700	$ 0
Contract liabilities, net of current portion	6,541	149	122
Other (miscellaneous)	1,016	750	1,563
Other non-current liabilities	$ 18,757	$ 14,599	$ 1,685